     As filed with the Securities and Exchange Commission on June 8, 2001
                                                  Commission File Nos. 333-54374
                                                                        811-3199

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form N-4

               REGISTRATION STATEMENT UNDER
               THE SECURITIES ACT OF 1933              [_]
               Pre-Effective Amendment No.             [_]
               Post-Effective Amendment No. 1          [X]
                   And
               REGISTRATION STATEMENT UNDER
               THE INVESTMENT COMPANY ACT OF 1940      [_]
               Amendment No.69.                        [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                    Kemper Investors Life Insurance Company
                          (Name of Insurance Company)

               1 Kemper Drive, Long Grove, Illinois                                     60049
     (Address of Insurance Company's Principal Executive Offices)                    (Zip Code)
     Insurance Company's Telephone Number, including Area Code:                    (847) 550-5500

                            Debra P. Rezabek, Esq.
                                1 Kemper Drive
                          Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                  Copies To:

          Frank J. Julian, Esq.                                                   Joan E. Boros, Esq.
 Kemper Investors Life Insurance Company                                           Jorden Burt LLP
             1 Kemper Drive                                                1025 Thomas Jefferson Street, N.W.
       Long Grove, Illinois 60049                                          Suite 400E Washington, D.C. 20007


     Approximate Date of Proposed Public Offering: Continuous
     It is proposed that this filing will become effective (check appropriate box)
         [_]      immediately upon filing pursuant to paragraph (b) of Rule 485
         [_]      on (date) pursuant to paragraph (b) of Rule 485
         [X]      60 days after filing pursuant to paragraph (a)(i) of Rule 485
         [_]      on (date) pursuant to paragraph (a)(i) of Rule 485
         [_]      75 days after filing pursuant to paragraph (a)(ii)
         [_]      on (date) pursuant to paragraph (a)(ii) of Rule 485
     If appropriate, check the following box:
         [_]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     Title of Securities being Registered: The variable portion of the deferred variable annuity contracts issued through the KILICO Variable Annuity Separate Account.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding the optional Guaranteed Minimum Death Benefit rider, the optional Earnings Based Death Benefit rider and the optional Guaranteed Retirement Income Benefit rider ("new Optional Riders") to the Zurich Preferred Plus Individual and Group Variable, Fixed and Market Value Adjusted deferred annuity contract ("Contract") described in the currently effective prospectus and statement of additional information for the Contract, each dated May 1, 2001, included in the registration statement. The new Optional Riders will be available on Contracts issued on or after the Amendment effective date. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. It specifically does not delete the currently effective prospectus and statement of additional information, dated May 1, 2001, each of which is incorporated herein by reference.

                        SUPPLEMENT DATED _______, 2001
                      TO PROSPECTUS DATED May 1, 2001 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET
                   VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                             ZURICH PREFERRED PLUS
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends your Prospectus and describes new optional death and income benefit features available under your Contract. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The third paragraph on page 5 under the section entitled "SUMMARY" appearing on pages 4 and 5 of the Prospectus is hereby modified to read as follows:

     Contract charges include:

     .  mortality and expense risk charges,

     .  administration expenses,

     .  records maintenance charge,

     .  Withdrawal Charges,

     .  applicable premium taxes,

     .  death benefit charges (optional),

     .  income benefit charge (optional), and

     .  MIAA expense charge (optional)


The following new section is hereby added immediately following the section entitled "Separate Account Annual Expenses (as a percentage of average daily account value)" in the table entitled "SUMMARY OF EXPENSES" appearing on page 6 of the Prospectus:



Optional Benefit Annual Expenses
(as a percentage of average daily account value)
Guaranteed Minimum Death Benefit Charge..................................................................       0.15%
Earnings Based Death Benefit Charge (issue ages 0-80)....................................................       0.20%
Earnings Based Death Benefit Charge (issue ages 81 and higher)...........................................       0.85%
Guaranteed Retirement Income Benefit Charge..............................................................       0.40%+
Total Maximum Optional Benefit Annual Expenses...........................................................       1.40%

+ The Guaranteed Retirement Income Benefit Charge is 0.30% if you elect a ten-year waiting period. This charge is 0.40% if you elect a seven-year waiting period.

The paragraph immediately following "Table 1a" appearing on page 8 of the Prospectus is hereby modified to read as follows:


     If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

          .  5% annual return on assets,

          .  the current .50% administration charge,

          .  you did not elect any optional death or income benefit,

          .  you did not participate in the optional MIAA program, and

          .  the current level of fund expenses for all years shown.

The paragraph immediately following "Table 2a" appearing on page 10 of the Prospectus is hereby modified to read as follows:

     If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

          .  5% annual return on assets,

          . the maximum .70% administration charge (we reserve the right to charge),

          .  you did not elect any optional death or income benefit,

          .  you did not participate in the optional MIAA program, and

          .  the current level of fund expenses for all years shown.

"Table 3a" appearing on page 12 of the Prospectus is hereby replaced in its entirety with the following new Table 3a:

     Table 3a

     If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

          .  5% annual return on assets,

          .  the current .50% administration charge,

          .  you elect the optional Guaranteed Minimum Death Benefit,

          . you elect the optional Earnings Based Death Benefit, assuming Owner age is 81 or higher,

          .  you elect the optional Guaranteed Retirement Income Benefit,

          . you participate in the optional MIAA program with a .50% MIAA expense, and

          .  the current level of fund expenses for all years shown.

     The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

 ----------------------------------------------------------------------------------------------------------------------------------

                                                              EXAMPLE

 ----------------------------------------------------------------------------------------------------------------------------------

Subaccount                                                             1 year            3 years           5 years      10 years
----------                                                             ------            -------           -------      --------
 Scudder Capital Growth                                                 $125               $197              $260         $421
 Scudder International                                                   130                210               281          461
 Scudder Bond                                                            126                200               264          428
 Scudder Money Market                                                    126                200               264          428
 Scudder Technology Growth                                               128                206               275          449
 Scudder Total Return                                                    126                201               265          431
 Scudder High Yield                                                      127                202               269          437
 Scudder Growth                                                          127                202               267          435
 Scudder Government Securities                                           126                200               265          430
 Scudder Small Cap Growth                                                127                204               270          441
 Scudder Investment Grade Bond                                           127                202               268          436
 Alger American Growth                                                   128                205               274          446
 Alger American Small Capitalization                                     129                208               278          456
 Alger American MidCap Growth                                            129                207               276          451
 Janus Aspen Growth                                                      127                202               268          436
 Janus Aspen Aggressive Growth                                           127                202               268          435
 Janus Aspen Worldwide Growth                                            127                203               269          438
 Janus Aspen Balanced                                                    127                202               268          435
 Fidelity VIP Equity-Income                                              126                199               263          427
 Fidelity VIP Growth                                                     127                202               267          435
 Fidelity VIP II Index 500                                               128                205               272          444
 Fidelity VIP II Contrafund                                              127                202               268          435
 American Century VP Income & Growth                                     127                203               269          439
 American Century VP Value                                               130                211               283          464
 J.P. Morgan Small Company                                               132                215               289          476
 Credit Suisse Warburg Pincus Trust-Emerging Markets                     134                222               300          497
 Dreyfus Socially Responsible Growth                                     128                205               273          446
-------------------------------------------------------------------------------------------------------------------------------

"Table 3b" appearing on page 13 of the Prospectus is hereby replaced in its entirety with the following new Table 3b:

Table 3b

     Same assumptions as Table 3a above, except that you decide not to surrender your Contract at the end of each period.

-----------------------------------------------------------------------------------------------------------------------------------

                                                              EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------

Subaccount                                                             1 year            3 years           5 years      10 years
----------                                                             ------            -------           -------      --------
 Scudder Capital Growth                                                 $45               $125              $208          $421
 Scudder International                                                   50                139               230           461
 Scudder Bond                                                            46                128               212           428
 Scudder Money Market                                                    46                128               212           428
 Scudder Technology Growth                                               48                135               223           449
 Scudder Total Return                                                    46                129               213           431
 Scudder High Yield                                                      47                131               217           437
 Scudder Growth                                                          47                130               215           435
 Scudder Government Securities                                           46                129               213           430

 ----------------------------------------------------------------------------------------------------------------------------------

                                                              EXAMPLE

 ----------------------------------------------------------------------------------------------------------------------------------

Subaccount                                                             1 year            3 years           5 years      10 years
----------                                                             ------            -------           -------      --------
 Scudder Small Cap Growth                                                47                132               219           441
 Scudder Investment Grade Bond                                           47                131               216           436
 Alger American Growth                                                   48                134               222           446
 Alger American Small Capitalization                                     49                138               227           456
 Alger American MidCap Growth                                            48                136               224           451
 Janus Aspen Growth                                                      47                131               216           436
 Janus Aspen Aggressive Growth                                           47                131               216           435
 Janus Aspen Worldwide Growth                                            47                131               217           438
 Janus Aspen Balanced                                                    47                131               216           435
 Fidelity VIP Equity-Income                                              46                128               211           427
 Fidelity VIP Growth                                                     47                130               215           435
 Fidelity VIP II Index 500                                               48                133               221           444
 Fidelity VIP II Contrafund                                              47                131               216           435
 American Century VP Income & Growth                                     47                132               218           439
 American Century VP Value                                               50                141               232           464
 J.P. Morgan Small Company                                               52                145               239           476
 Credit Suisse Warburg Pincus Trust-Emerging Markets                     54                152               250           497
 Dreyfus Socially Responsible Growth                                     48                134               222           446
-------------------------------------------------------------------------------------------------------------------------------

          The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit, the optional Earnings Based Death Benefit and the optional Guaranteed Retirement Income Benefit. If one or more of these features were not elected, the expense figures shown above would be lower. These tables do not reflect the expenses of the MVA Option. The tables are limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Tables should not be considered to be a representation of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. ''Management Fees'' and ''Other Expenses'' in the ''SUMMARY OF EXPENSES'' for the Funds have been provided by the investment managers or advisers of the Funds and have not been independently verified. The Tables assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. The Tables also assume that all of the Contract Value in a particular Subaccount is in the MIAA program. See ''Contract Charges and Expenses'' for more information regarding the various costs and expenses.


"Table 4a" appearing on page 14 of the Prospectus is hereby replaced in its entirety with the following new Table 4a:

  Table 4a

  If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

     .  5% annual return on assets,

     .  the maximum .70% administration charge (we reserve the right to charge),

        .  you elect the optional Guaranteed Minimum Death Benefit,

        . you elect the optional Earnings Based Death Benefit, assuming Owner age is 81 or higher,

        .  you elect the optional Guaranteed Retirement Income Benefit,

        . you participate in the optional MIAA program with a .50% MIAA expense, and

        .  the current level of fund expenses for all years shown.

     The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

-----------------------------------------------------------------------------------------------------------------------------------
                                                              EXAMPLE
-----------------------------------------------------------------------------------------------------------------------------------

 Subaccount                                                           1 year            3 years           5 years         10 years
 ----------                                                           ------            -------           -------         --------
 Scudder Capital Growth                                                 $127               $203              $269           $438
 Scudder International                                                   132                216               290            477
 Scudder Bond                                                            128                205               273            446
 Scudder Money Market                                                    128                205               273            446
 Scudder Technology Growth                                               130                212               284            466
 Scudder Total Return                                                    128                206               274            448
 Scudder High Yield                                                      129                208               278            454
 Scudder Growth                                                          129                207               276            452
 Scudder Government Securities                                           128                206               274            447
 Scudder Small Cap Growth                                                129                209               279            457
 Scudder Investment Grade Bond                                           129                208               277            453
 Alger American Growth                                                   130                211               282            463
 Alger American Small Capitalization                                     131                214               287            472
 Alger American MidCap Growth                                            130                212               285            467
 Janus Aspen Growth                                                      129                208               277            453
 Janus Aspen Aggressive Growth                                           129                207               277            452
 Janus Aspen Worldwide Growth                                            129                208               278            455
 Janus Aspen Balanced                                                    129                207               277            452
 Fidelity VIP Equity-Income                                              128                205               272            444
 Fidelity VIP Growth                                                     129                207               276            452
 Fidelity VIP II Index 500                                               130                210               281            461
 Fidelity VIP II Contrafund                                              129                207               277            452
 American Century VP Income & Growth                                     129                208               278            456
 American Century VP Value                                               132                217               292            481
 J.P. Morgan Small Company                                               133                221               298            493
 Credit Suisse Warburg Pincus Trust-Emerging Markets                     136                227               309            512
 Dreyfus Socially Responsible Growth                                     130                211               282            462
-----------------------------------------------------------------------------------------------------------------------------------

"Table 4b" appearing on page 15 of the Prospectus is hereby replaced in its entirety with the following new Table 4b:

Table 4b

     Same assumptions as Table 4a above, except that you decide not to surrender your Contract at the end of each period.

------------------------------------------------------------------------------------------------------
                                              EXAMPLE
------------------------------------------------------------------------------------------------------
 Subaccount                                                  1 year  3 years  5 years  10 years
 ----------                                                  ------  -------  -------  --------
 Scudder Capital Growth                                        $47     $131     $217      $438
 Scudder International                                          52      145      239       477
 Scudder Bond                                                   48      134      222       446
 Scudder Money Market                                           48      134      222       446
 Scudder Technology Growth                                      50      141      233       466
 Scudder Total Return                                           48      135      223       448
 Scudder High Yield                                             49      137      226       454
 Scudder Growth                                                 49      136      225       452
 Scudder Government Securities                                  48      135      222       447
 Scudder Small Cap Growth                                       49      138      228       457
 Scudder Investment Grade Bond                                  49      137      226       453
 Alger American Growth                                          50      140      231       463
 Alger American Small Capitalization                            51      143      237       472
 Alger American MidCap Growth                                   51      142      234       467
 Janus Aspen Growth                                             49      137      226       453
 Janus Aspen Aggressive Growth                                  49      136      225       452
 Janus Aspen Worldwide Growth                                   49      137      227       455
 Janus Aspen Balanced                                           49      136      225       452
 Fidelity VIP Equity-Income                                     48      133      221       444
 Fidelity VIP Growth                                            49      136      225       452
 Fidelity VIP II Index 500                                      50      139      230       461
 Fidelity VIP II Contrafund                                     49      136      225       452
 American Century VP Income & Growth                            49      138      227       456
 American Century VP Value                                      52      146      241       481
 J.P. Morgan Small Company                                      54      151      248       493
 Credit Suisse Warburg Pincus Trust-Emerging Markets            56      158      260       512
 Dreyfus Socially Responsible Growth                            50      140      231       462
------------------------------------------------------------------------------------------------------

      The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit, the optional Earnings Based Death Benefit and the optional Guaranteed Retirement Income Benefit. If one or more of these features were not elected, the expense figures shown above would be lower. These tables do not reflect the expenses of the MVA Option. The tables are limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Tables should not be considered to be a representation of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds have been provided by the investment managers or advisers of the Funds and have not been independently verified. The Tables assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each

    Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. The Tables also assume that all of the Contract Value in a particular Subaccount is in the MIAA program. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

The fourth paragraph under the section entitled "Performance Information" appearing on page 20 of the Prospectus is hereby modified to read as follows:

     "The Subaccounts' performance figures and Accumulation Unit values fluctuate. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge, the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures may include the current charge for the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider."

The fourth paragraph under the section entitled "E. Accumulation Unit Value." appearing on page 23 of the Prospectus is hereby modified to read as follows:

     (c) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits).

The following new sections are hereby added between the sections entitled "L. Death Benefit." and "M. Loans." appearing on page 27 of the Prospectus:

     M.  Guaranteed Minimum Death Benefit Rider.

       The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. Currently, the GMDB rider is offered only to Contracts issued on or after the date of this Supplement. We reserve the right to offer the GMDB rider to Contracts issued before that date. We may discontinue the offering of the GMDB rider at any time. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states.

       Currently, you may elect the GMDB rider only on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. Although you may elect the GMDB rider prior to October 1, 2001 it will not be effective until that date. If you elect the GMDB rider, we will not impose the 0.15% charge prior to October 1, 2001 nor will you receive any benefit under the GMDB rider prior to that date. If you elect the GMDB rider between May 1, 2001 and October 1, 2001, you may terminate coverage anytime prior to October 1, 2001. On or after October 1, 2001, GMDB coverage may not be terminated. On October 1, 2001, if you elected the GMDB rider, we will impose the 0.15% charge and we will calculate the subsequent GMDB benefit from that date.

       If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a Joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under this Contract.

       We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death Certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

       (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

     (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

     (3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

     An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

     (a) is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

     (b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

     The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy; Annuity Option 2, or Annuity Option 3 based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

     If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

N.   Earnings Based Death Benefit Rider.

     The Earnings Based Death Benefit ("EBDB") is an optional Contract rider. Currently, the EBDB rider is offered only to Contracts issued on or after the date of this Supplement. We reserve the right to offer the EBDB rider to Contracts issued before that date, and we may discontinue the offering of the EBDB rider at any time. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider" above). The current charge for the EBDB rider is 0.20% of the Contract Value when issued at ages 0-80, and 0.85% when issued at age 81 or higher. The EBDB rider may not be available in all states.

     Currently, you may elect the EBDB rider only on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. Although you may elect the EBDB rider prior to October 1, 2001 it will not be effective until that date. If you elect the EBDB rider, we will not impose the 0.20% charge prior to October 1, 2001 nor will you receive any benefits under the EBDB rider prior to that date. If you elect the EBDB rider between May 1, 2001 and October 1, 2001, you may terminate coverage anytime prior to October 1, 2001. On or after October 1, 2001, EBDB coverage may not be terminated. On October 1, 2001, if you elected the EBDB rider, we will impose the 0.20% or 0.85% charge, as applicable, and we will calculate the subsequent EBDB benefit from that date.

     The EBDB rider may be elected if the Owner is 90 years old or younger at the time the Contract is issued based on the age of the oldest Owner.

     If elected, the death benefit would be as follows:

          . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus

          .    the EBDB factor times the lesser of:

                    a.   remaining principal, and

                    b.   Contract Value minus remaining principal.

     The EBDB factor is .40 if death occurs in the first nine Contract Years, .50 if death occurs in Contract Years ten through fifteen and .70 if death occurs in Contract Year sixteen or later.

     Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal.

     The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

O.        Guaranteed Retirement Income Benefit Rider.

     The Guaranteed Retirement Income Benefit ("GRIB") is an optional Contract rider. The GRIB rider provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. Currently, the GRIB rider is offered only to Contracts issued on or after the date of this Supplement. We reserve the right to offer the GRIB rider to Contracts issued before that date, and we may discontinue the offering of the GRIB rider at any time. If you elect the GRIB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider" above). The current charge for the GRIB rider is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider may not be available in all states.

     You must elect the GRIB rider on the initial Contract application. You cannot elect the GRIB rider after the date we issue the Contract. Although you may elect the GRIB rider prior to October 1, 2001 it will not be effective until that date. If you elect the GRIB rider, we will not impose applicable charges for the GRIB rider prior to October 1, 2001 nor will you receive any benefit under the GRIB rider prior to that date. If you elect the GRIB rider between May 1, 2001 and October 1, 2001, you may terminate coverage anytime prior to October 1, 2001. On or after October 1, 2001, you may cancel the GRIB rider anytime after the Contract anniversary following the end of the applicable waiting period (seven or ten years). On October 1, 2001, if you elected the GRIB rider, we will impose applicable charges (depending on your election of either the seven-year waiting period or ten-year waiting period) and we will calculate the subsequent GRIB benefit from that date.

     You are permitted to upgrade the GRIB rider within 30 days after the second Contract anniversary or any Contract anniversary thereafter, for any GRIB rider then offered by us. The new GRIB benefit and waiting period will begin on the day you elect to repurchase the GRIB rider.

     The GRIB rider may be exercised only within 30 days after the Contract anniversary after the end of the waiting period you have elected (seven or ten years) or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

     Annuity payments are based on the greater of:

     (1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

     (2) the income provided by applying the Contract Value to the current annuity factors.

     The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

     (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

     (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

     (3) the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

     For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of 2 and 3 above.

     An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

     (a) is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

     (b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

     The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

     Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

     GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

     If you elect a GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect a GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

     When the Annuitant dies, (or in the case of joint annuitants, when both have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, We will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

                  Number of years remaining                 Interest rate
                  In the period certain                       adjustment
                  ---------------------                       ----------
                  15 or more years.........................       1.00%
                  10-14 years..............................       1.50%
                  Less than 10 years.......................       2.00%

          The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of due proof of death.

          GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

          If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period, subject to the following requirements:

          . Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

          . Lump sum payments are available once in each Contract year and may not be elected until one year after you elect to exercise GRIB.

          . You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Payee will begin receiving the original annuitization payment amount again.

          . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

          . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

                  Number of years remaining                 Interest rate
                  In the period certain                       adjustment
                  ---------------------                       ----------
                  15 or more years.........................        1.00%
                  10-14 years..............................        1.50%
                  Less than 10 years.......................        2.00%

          The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following our receipt of your request for commutation.


The section entitled "M. Loans." appearing on page 27 of the Prospectus is redesignated as "P. Loans."

The first paragraph under the section entitled "CONTRACT CHARGES AND EXPENSES," appearing on page 28 of the Prospectus is hereby modified to read as follows:

     We deduct the following charges and expenses:

          .    mortality and expense risk charge,

          .    administration expenses,

          .    guaranteed minimum death benefit charge (optional),

          .    earnings based death benefit charge (optional),

          .    guaranteed retirement income benefit charge (optional),

          .    records maintenance charge,

          .    Withdrawal Charge,

          .    investment management fees and other expenses,

          .    applicable premium taxes, and

          .    MIAA expense charge (optional) (See "Asset Allocation Service")


     Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.


The following new sections are hereby added immediately following the section entitled "2. Administration Expenses." appearing on page 28 of the Prospectus:


     3.   Guaranteed Minimum Death Benefit Rider Charge.

          The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

     4.   Earnings Based Death Benefit Rider Charge.

          The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value for issue ages 0-80 and 0.85% of the Contract Value for issue ages 81 and higher. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

     5.   Guaranteed Retirement Income Benefit Rider Charge.

          The annual charge for the Guaranteed Retirement Income Benefit rider is 0.40% of the Contract Value if you elect a seven year waiting period and 0.30% if you elect a ten year waiting period. For Purchase Payments allocated to the Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

The following new section is hereby added between the sections entitled "E. State Premium Taxes." and "F. Reduction or Elimination of Certain Charges." appearing on page 30 of the Prospectus:


     F.   MIAA Expense Charge.

          "The annual charge for the MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that

     Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee of $30."

The section entitled "F. Reduction or Elimination of Certain Charges." appearing on page 30 of the Prospectus is redesignated as "G. Reduction or Elimination of Certain Charges."


The following new paragraphs are hereby added immediately following the second paragraph of the section entitled "2. Taxation of Partial and Full Withdrawals from Nonqualified Contracts" appearing on page 35 of the Prospectus:


          "The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

          If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

          There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount."

The following new paragraph is hereby added immediately following the second paragraph of the section entitled "3. Taxation of Annuity Payments" appearing on pages 35 and 36 of the Prospectus:

          "With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election."

The following new paragraph is hereby added to the end of the section entitled "Individual Retirement Annuities." appearing on pages 37 and 38 of the
Prospectus:

          "IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid or the account value. The Contract's optional death benefits (the GMDB and the EBDB) may in some circumstances exceed the greater of the purchase payments and the account value. It is possible that the optional death benefits could be viewed as providing life insurance with the result that a Contract with an optional death benefit would not qualify as an IRA."

The section entitled "Simplified Employee Pensions (SEP-IRAs) appearing on page 38 of the Prospectus is hereby modified to read as follows:

          "Simplified Employee Pensions (SEP-IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contracts in connection with these plans should consult a tax adviser. As discussed above (see "Individual Retirement Annuitites"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or EBDB will qualify as a SEP IRA."

The section entitled "SIMPLE IRAs." appearing on page 38 of the Prospectus is hereby modified to read as follows:

          "SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SIMPLE IRA."

The following new paragraph is hereby added to the end of the section entitled "Roth IRAs." appearing on page 38 of the Prospectus:

          "As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a Roth IRA."

                        SUPPLEMENT DATED _____, 2001 TO
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001

--------------------------------------------------------------------------------

                INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET
                   VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------


                             ZURICH PREFERRED PLUS
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

The Statement of Additional Information is modified effective _____, 2001 as follows:

The last paragraph under the section entitled "PERFORMANCE INFORMATION OF SUBACCOUNTS" appearing on pages 2 and 3 of the Statement of Additional Information is hereby modified to read as follows:

       "The tables in Appendix A include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2000. The Zurich Preferred Plus Contract was first offered to the public as of May 1, 2001. Accordingly, performance shown for the periods prior to this date reflects the performance of Subaccounts, adjusted to reflect the current charges under the Contract that would have applied had they been in existence at the time. The standardized performance figures reflect the deduction of all expenses and fees, including the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider, and a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures reflect the deduction of all expenses and fees, including the current charge for the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider, but excluding a prorated portion of the Records Maintenance Charge."

The paragraphs under the section entitled "TABLES OF ADJUSTED ACCUMULATION UNIT VALUES (REFLECTING CURRENT CHARGES) AND PERFORMANCE INFORMATION" appearing on page 36 of the Statement of Additional Information are hereby modified to read as follows:

         "The accumulation unit values are for the life of the Separate Account based on current deductions and charges applicable to the Contracts. The Contracts were initially offered May 1, 2001. Values may have varied had assets actually been allocated to the Separate Account under the Contracts.

         ADJUSTED ACCUMULATION UNIT VALUES - Without the optional MIAA program or any optional death or income benefit."

The following is hereby added to the heading entitled "PERFORMANCE FIGURES (as of December 31, 2001)" appearing on page 45 of the Statement of Additional
Information:

         "(Without the optional MIAA program or any optional death or income benefit)"

The following new "Adjusted Accumulation Unit Values" and "Performance Figures" tables are hereby added to Appendix A immediately following the table entitled "PERFORMANCE FIGURES (as of December 31, 2000)" and accompanying notes appearing on pages 45 through 49 of the Statement of Additional Information:

        ADJUSTED ACCUMULATION UNIT VALUES - With the optional MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider

         Scudder Money Market Subaccount
         -------------------------------
                                              Unit
         Date                                Values
         ----                                ------

         04/06/82........................   0.436761
         12/31/82........................   0.472403
         12/31/83........................   0.510841
         12/31/84........................   0.560408
         12/31/85........................   0.599110
         12/31/86........................   0.629818
         12/31/87........................   0.661426
         12/31/88........................   0.700531
         12/31/89........................   0.754219
         12/31/90........................   0.802913
         12/31/91........................   0.833912
         12/31/92........................   0.842755
         12/31/93........................   0.846137
         12/31/94........................   0.858843
         12/31/95........................   0.886483
         12/31/96........................   0.908166
         12/31/97........................   0.931348
         12/31/98........................   0.953094
         12/31/99........................   0.971154
         12/31/00........................   1.000000


         Kemper Technology Growth Subaccount
         -----------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         05/03/99........................   1.038591
         12/31/99........................   1.833112
         12/31/00........................   1.387180


         Kemper Total Return Subaccount
         ------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         04/06/82........................   0.350053
         12/31/82........................   0.435266
         12/31/83........................   0.507982
         12/31/84........................   0.474333
         12/31/85........................   0.607093
         12/31/86........................   0.692529
         12/31/87........................   0.685246
         12/31/88........................   0.758925
         12/31/89........................   0.935774
         12/31/90........................   0.967272
         12/31/91........................   1.335748
         12/31/92........................   1.330791
         12/31/93........................   1.470780
         12/31/94........................   1.294679
         12/31/95........................   1.613734
         12/31/96........................   1.852924
         12/31/97........................   2.183181

         12/31/98........                   2.456389
         12/31/99........                   2.745436
         12/31/00.....................      2.591240


         Kemper High Yield Subaccount
         ----------------------------

                                              Unit
         Date                                Values
         ----                                ------

         04/06/82.......                    0.175243
         12/31/82.......                    0.219009
         12/31/83.......                    0.249355
         12/31/84.......                    0.278222
         12/31/85.......                    0.337671
         12/31/86.......                    0.395605
         12/31/87.......                    0.412750
         12/31/88.......                    0.474854
         12/31/89.......                    0.458311
         12/31/90.......                    0.374751
         12/31/91.......                    0.575394
         12/31/92.......                    0.671455
         12/31/93.......                    0.798898
         12/31/94.......                    0.758263
         12/31/95.......                    0.876953
         12/31/96.......                    0.979928
         12/31/97.......                    1.066753
         12/31/98.......                    1.047853
         12/31/99.......                    1.036518
         12/31/00.....................      0.916400


         Kemper Growth Subaccount
         ------------------------

                                              Unit
         Date                                Values
         ----                                ------

         12/09/83.......                    0.415320
         12/31/83.......                    0.427770
         12/31/84.......                    0.468622
         12/31/85.......                    0.582582
         12/31/86.......                    0.628756
         12/31/87.......                    0.629545
         12/31/88.......                    0.621935
         12/31/89.......                    0.792669
         12/31/90.......                    0.783901
         12/31/91.......                    1.256734
         12/31/92.......                    1.278374
         12/31/93.......                    1.446450
         12/31/94.......                    1.356891
         12/31/95.......                    1.789680
         12/31/96.......                    2.145012
         12/31/97.......                    2.557761
         12/31/98.......                    2.876603
         12/31/99.......                    3.853434
         12/31/00.....................      3.012000


         Kemper Government Securities Subaccount
         ---------------------------------------

                                               Unit
         Date                                 Values
         ----                                 ------

         09/03/87................           0.599283
         12/31/87................           0.599882
         12/31/88................           0.607137
         12/31/89................           0.688518
         12/31/90................           0.745839
         12/31/91................           0.851141

         12/31/92................           0.883977
         12/31/93................           0.922712
         12/31/94................           0.872676
         12/31/95................           1.024117
         12/31/96................           1.023159
         12/31/97................           1.088681
         12/31/98................           1.134866
         12/31/99................           1.109788
         12/31/00......................     1.195980





         Scudder Small Cap Growth Subaccount
         -----------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         05/02/94.............              0.740969
         12/31/94.............              0.761717
         12/31/95.............              0.973076
         12/31/96.............              1.240572
         12/31/97.............              1.643692
         12/31/98.............              1.904721
         12/31/99.............              2.504991
         12/31/00......................     2.164370


         Kemper Investment Grade Bond Subaccount
         ---------------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         05/01/96..................         0.990495
         12/31/96..................         1.009135
         12/31/97..................         1.074217
         12/31/98..................         1.129130
         12/31/99..................         1.072923
         12/31/00.......................... 1.145380


         Scudder Capital Growth Subaccount
         ---------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         07/16/85..................         3.097207
         12/31/85..................         3.406505
         12/31/86..................         4.132459
         12/31/87..................         3.986336
         12/31/88..................         4.825289
         12/31/89..................         5.876336
         12/31/90..................         5.328031
         12/31/91..................         7.411740
         12/31/92..................         7.764383
         12/31/93..................         9.287500
         12/31/94..................         8.194524
         12/31/95..................        10.432994
         12/31/96..................        12.350605
         12/31/97..................        16.561017
         12/31/98..................        20.011603
         12/31/99..................        26.456996
         12/31/00..................        23.070000

        Scudder VLIF International Subaccount
        -------------------------------------
                                              Unit
        Date                                 Values
        ----                                 ------
        05/01/87..........................  4.657266
        12/31/87..........................  3.878834
        12/31/88..........................  4.478261
        12/31/89..........................  6.104960
        12/31/90..........................  5.879191
        12/31/91..........................  6.468544
        12/31/92..........................  6.130262
        12/31/93..........................  8.436494
        12/31/94..........................  8.171999
        12/31/95..........................  8.924608
        12/31/96.......................... 10.065325
        12/31/97.......................... 10.741484
        12/31/98.......................... 12.460962
        12/31/99.......................... 18.876604
        12/31/00.......................... 14.260000

         Scudder VLIF Bond Subaccount
         ----------------------------
                                              Unit
         Date                                Values
         ----                                ------

         07/16/85.........................  2.806694
         12/31/85.........................  3.013134
         12/31/86.........................  3.354699
         12/31/87.........................  3.329359
         12/31/88.........................  3.455843
         12/31/89.........................  3.816611
         12/31/90.........................  4.062764
         12/31/91.........................  4.742453
         12/31/92.........................  4.983025
         12/31/93.........................  5.518039
         12/31/94.........................  5.097053
         12/31/95.........................  5.939242
         12/31/96.........................  5.948062
         12/31/97.........................  6.336910
         12/31/98.........................  6.574860
         12/31/99.........................  6.321915
         12/31/00.........................  6.790000


        Alger American Growth Subaccount
        --------------------------------
                                              Unit
        Date                                 Values
        ----                                 ------
        01/06/89..................          6.786545
        12/31/89..................          8.351476
        12/31/90..................          8.574050
        12/31/91..................         11.981530
        12/31/92..................         13.295597
        12/31/93..................         16.123124
        12/31/94..................         16.068037
        12/31/95..................         21.743299
        12/31/96..................         24.244594
        12/31/97..................         30.045856
        12/31/98..................         43.916057
        12/31/99..................         57.376887
        12/31/00..................         47.270000


         Alger American Small Capitalization Subaccount
         ----------------------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         09/20/88.........................  4.611147
         12/31/88.........................  4.431428
         12/31/89.........................  7.334665
         12/31/90.........................  7.868590
         12/31/91......................... 12.530853
         12/31/92......................... 12.726477
         12/31/93......................... 14.225733
         12/31/94......................... 13.260767
         12/31/95......................... 19.115941
         12/31/96......................... 19.433022
         12/31/97......................... 21.174555
         12/31/98......................... 23.896111
         12/31/99......................... 33.501714
         12/31/00......................... 23.490000


         Alger American MidCap Growth Subaccount
         ---------------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         04/30/93.........................  7.293461
         12/31/93......................... 10.111836
         12/31/94.........................  9.772400
         12/31/95......................... 14.034696
         12/31/96......................... 15.442007
         12/31/97......................... 17.453586
         12/31/98......................... 22.370594
         12/31/99......................... 28.873547
         12/31/00......................... 30.620000


         Janus Aspen Growth Subaccount
         -----------------------------

                                              Unit
         Date                                Values
         ----                                ------

         09/14/93.........................  9.014972
         12/31/93.........................  9.291758
         12/31/94.........................  9.379556
         12/31/95......................... 12.088453
         12/31/96......................... 14.102888
         12/31/97......................... 17.037099
         12/31/98......................... 22.741901
         12/31/99......................... 32.056251
         12/31/00......................... 26.480000


         Janus Aspen Aggressive Growth Subaccount
         ----------------------------------------

                                              Unit
         Date                                Values
         ----                                ------

         09/14/93.........................  9.324261
         12/31/93......................... 11.054829
         12/31/94......................... 12.692571
         12/31/95......................... 16.007634
         12/31/96......................... 16.967094
         12/31/97......................... 18.774817
         12/31/98......................... 24.811839
         12/31/99......................... 55.378698
         12/31/00......................... 36.300000

         Janus Aspen Worldwide Growth Subaccount
         ---------------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         09/14/93.................   9.654915
         12/31/93.................  11.506710
         12/31/94.................  11.478506
         12/31/95.................  14.459450
         12/31/96.................  18.433606
         12/31/97.................  22.162032
         12/31/98.................  28.081130
         12/31/99.................  45.374288
         12/31/00.................  36.980000


         Janus Aspen Balanced Subaccount
         -------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         09/14/93.................   8.753015
         12/31/93.................   9.358678
         12/31/94.................   9.259804
         12/31/95.................  11.423481
         12/31/96.................  13.061702
         12/31/97.................  15.693357
         12/31/98.................  20.729987
         12/31/99.................  25.661601
         12/31/00.................  24.310000


         Fidelity VIP Equity-Income Subaccount
         -------------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         10/09/86.................   5.330262
         12/31/86.................   5.322105
         12/31/87.................   5.176107
         12/31/88.................   6.307838
         12/31/89.................   7.336300
         12/31/90.................   6.064014
         12/31/91.................   7.927906
         12/31/92.................   9.167015
         12/31/93.................  10.726553
         12/31/94.................  11.295000
         12/31/95.................  15.155712
         12/31/96.................  17.025601
         12/31/97.................  21.499286
         12/31/98.................  23.433068
         12/31/99.................  24.236501
         12/31/00.................  25.520000


         Fidelity VIP Growth Subaccount
         ------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         10/09/86.................   6.204928
         12/31/86.................   6.203209
         12/31/87.................   6.342713
         12/31/88.................   7.254540
         12/31/89.................   9.485342
         12/31/90.................   8.203619
         12/31/91.................  11.903223
         12/31/92.................  12.834656
         12/31/93.................  15.156141
         12/31/94.................  14.877065

         12/31/95..............     19.978102
         12/31/96..............     22.552784
         12/31/97..............     27.428278
         12/31/98..............     37.695590
         12/31/99..............     50.677292
         12/31/00..............     43.650000


         Fidelity VIP II Index 500 Subaccount
         ------------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         08/27/92..............     46.841223
         12/31/92..............     49.621502
         12/31/93..............     53.678520
         12/31/94..............     53.257800
         12/31/95..............     72.539411
         12/31/96..............     87.820947
         12/31/97..............    115.177144
         12/31/98..............    145.080040
         12/31/99..............    170.335655
         12/31/00 ...............  149.170000


         Fidelity VIP II Contrafund Subaccount
         -------------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         01/03/95..............      8.357146
         12/31/95..............     11.603082
         12/31/96..............     13.869505
         12/31/97..............     16.955324
         12/31/98..............     21.654694
         12/31/99..............     26.250240
         12/31/00................   23.740000


         American Century VP Income & Growth Subaccount
         ----------------------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         10/30/97..............      5.373659
         12/31/97..............      5.749636
         12/31/98..............      7.156157
         12/31/99..............      8.220186
         12/31/00..............      7.110000


         American Century VP Value Subaccount
         ------------------------------------
                                       Unit
         Date                         Values
         ----                         ------

         05/01/96..............      4.277687
         12/31/96..............      4.753499
         12/31/97..............      5.902380
         12/31/98..............      6.024413
         12/31/99..............      5.805114
         12/31/00..............      6.670000


         J.P. Morgan Small Company Subaccount
         ------------------------------------
                                      Unit
         Date                        Values
         ----                        ------

         12/31/94..............      6.772231
         12/31/95..............      8.933495
         12/31/96..............     10.727008
         12/31/97..............     12.921498
         12/31/98..............     11.849038
         12/31/99..............     16.759866
         12/31/00..............     14.380000

         Warburg Pincus Trust-Emerging Markets Subaccount
         ------------------------------------------------
                                        Unit
         Date                          Values
         ----                          ------

         12/31/97..............      9.962883
         12/31/98..............      7.935577
         12/31/99..............     14.176292
         12/31/00..............      9.330000


         Dreyfus Socially Responsible Growth Subaccount
         ----------------------------------------------
                                        Unit
         Date                          Values
         ----                          ------
         10/07/93..............     11.512645
         12/31/93..............     12.340801
         12/31/94..............     12.296769
         12/31/95..............     16.404629
         12/31/96..............     19.602584
         12/31/97..............     24.815550
         12/31/98..............     31.531179
         12/31/99..............     40.043628
         12/31/00................   34.470000

                              PERFORMANCE FIGURES
                           (as of December 31, 2000)
 (With the optional MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income
                                Benefit Rider)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Kemper Money Market Subaccount(7)                       2.92
    Life of Subaccount (from 04/06/82)......                         91,583           128.11           4.50            4.50
    Life of Portfolio (from 04/06/82).......                         91,583           128.11           4.50            4.50
    Ten Years...............................                         49,819            39.27           2.18            2.18
    Five Years..............................                         45,122            12.58           2.40            1.51
    Three Years.............................                         42,949             7.23           2.36            0.28
    One Year................................                         41,188             2.92           2.92           -4.08
--------------------------------------------------------------------------------------------------------------------------------
Kemper Technology Growth Subaccount                   -24.37
    Life of Subaccount (from 05/03/99)......                         53,425            33.49          19.00           15.07
    Life of Portfolio (from 05/03/99).......                         53,425            33.49          19.00           15.07
    One Year................................                         30,269           -24.37         -24.37          -29.52
--------------------------------------------------------------------------------------------------------------------------------
Kemper Total Return Subaccount                         -5.66
    Life of Subaccount (from 04/06/82)......                        296,097           639.39          11.28           11.28
    Life of Portfolio (from 04/06/82).......                        296,097           639.39          11.28           11.28
    Ten Years...............................                        107,157           167.44          10.34           10.34
    Five Years..............................                         64,230            60.35           9.90            8.95
    Three Years.............................                         47,476            18.55           5.84            3.69
    One Year................................                         37,753            -5.66          -5.66          -12.08
--------------------------------------------------------------------------------------------------------------------------------
Kemper High Yield Subaccount(6)                       -11.63
    Life of Subaccount (from 04/06/82)......                        209,172           422.08           9.23            9.23
    Life of Portfolio (from 04/06/82).......                        209,172           422.08           9.23            9.23
    Ten Years...............................                         97,814           144.08           9.33            9.33
    Five Years..............................                         41,799             4.27           0.84           -0.03
    Three Years.............................                         34,362           -14.23          -4.99           -6.91
    One Year................................                         35,365           -11.63         -11.63          -17.65
--------------------------------------------------------------------------------------------------------------------------------
Kemper Growth Subaccount                              -21.88
    Life of Subaccount (from 12/09/83)......                        290,089           624.45          12.31           12.31
    Life of Portfolio (from 12/09/83).......                        290,089           624.45          12.31           12.31
    Ten Years...............................                        153,693           283.78          14.40           14.40
    Five Years..............................                         67,319            68.25          10.97            9.98
    Three Years.............................                         47,104            17.71           5.49            3.42
    One Year................................                         31,265           -21.88         -21.88          -27.20
--------------------------------------------------------------------------------------------------------------------------------
Kemper Government Securities Subaccount                 7.72
    Life of Subaccount (from 11/03/89)......                         70,332            75.32           5.16            5.16
    Life of Portfolio (from 09/03/87).......                         79,827            98.96           5.30             N/A
    Ten Years...............................                         64,141            59.90           4.81            4.81
    Five Years..............................                         46,713            16.55           3.11            2.22
    Three Years.............................                         43,942             9.72           3.14            1.05
    One Year................................                         43,106             7.72           7.72            0.39
--------------------------------------------------------------------------------------------------------------------------------
Kemper Small Cap Growth Subaccount                    -13.64
    Life of Subaccount (from 05/02/94)......                        116,840           191.80          17.43           16.97
    Life of Portfolio (from 05/02/94).......                        116,840           191.80          17.43           16.97
    Five Years..............................                         88,970           122.20          17.31           16.30
    Three Years.............................                         52,671            31.54           9.57            7.35
    One Year................................                         34,561           -13.64         -13.64          -19.52
--------------------------------------------------------------------------------------------------------------------------------
Kemper Investment Grade Bond Subaccount                 6.71
    Life of Subaccount (from 05/01/96)......                         46,255            15.43           3.12            2.17
    Life of Portfolio (from 05/01/96).......                         46,255            15.43           3.12            2.17
    Three Years.............................                         42,650             6.49           2.12            0.05
    One Year................................                         42,701             6.71           6.71           -0.55
--------------------------------------------------------------------------------------------------------------------------------

       The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
                                                   ---------        --------        ------          ------          ------
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Subaccount                -12.85
    Life of Subaccount (from 05/01/98)......                         48,609            21.40           7.55            5.09
    Life of Portfolio (from 07/16/85).......                        297,946           644.16          13.86             N/A
    Ten Years...............................                        173,197           332.54          15.77             N/A
    Five Years..............................                         88,450           120.90          17.18             N/A
    Three Years.............................                         55,721            39.17          11.65             N/A
    One Year................................                         34,879           -12.85         -12.85          -19.13
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International Subaccount(5)              -24.50
    Life of Subaccount (from 05/01/98)......                         45,697            14.12           5.08            2.54
    Life of Portfolio (from 05/01/87).......                        122,475           205.57           8.51             N/A
    Ten Years...............................                         97,020           142.10           9.24             N/A
    Five Years..............................                         63,913            59.56           9.79             N/A
    Three Years.............................                         53,103            32.62           9.87             N/A
    One Year................................                         30,217           -24.50         -24.50          -29.94
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Bond Subaccount                            7.36
    Life of Subaccount (from 05/03/99)......                         41,597             3.92           2.34           -2.02
    Life of Portfolio (from 07/16/85).......                         96,768           141.22           5.86             N/A
    Ten Years...............................                         66,851            66.67           5.24             N/A
    Five Years..............................                         45,729            14.10           2.67             N/A
    Three Years.............................                         42,860             7.01           2.29             N/A
    One Year................................                         42,961             7.36           7.36            0.11
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                      -17.66
    Life of Subaccount (from 05/03/99)......                         39,071            -2.40          -1.45           -5.79
    Life of Portfolio (from 01/06/89).......                        250,358           525.40          18.28             N/A
    Ten Years...............................                        220,525           450.86          18.91             N/A
    Five Years..............................                         86,960           117.17          16.78             N/A
    Three Years.............................                         62,930            57.19          16.27             N/A
    One Year................................                         32,954           -17.66         -17.66          -23.59
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount        -29.93
    Life of Subaccount (from 05/03/99)......                         38,464            -3.92          -2.38           -6.68
    Life of Portfolio (from 09/20/88).......                        203,767           408.86          14.16             N/A
    Ten Years...............................                        119,411           198.07          11.54             N/A
    Five Years..............................                         49,153            22.65           4.17             N/A
    Three Years.............................                         44,374            10.80           3.48             N/A
    One Year................................                         28,046           -29.93         -29.93          -34.98
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Subaccount                 6.00
    Life of Subaccount (from 07/03/00)......                            N/A              N/A            N/A             N/A
    Life of Portfolio (from 04/30/93).......                        167,931           319.27          20.54             N/A
    Five Years..............................                         87,269           117.95          16.86             N/A
    Three Years.............................                         70,175            75.30          20.58             N/A
    One Year................................                         42,419             6.00           6.00             N/A
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                         -17.44
    Life of Subaccount (from 09/13/95)......                         90,463           125.92          16.63           15.91
    Life of Portfolio (from 09/14/93).......                        117,493           193.40          15.90             N/A
    Five Years..............................                         87,621           118.82          16.96           16.17
    Three Years.............................                         62,170            55.29          15.80           14.75
    One Year................................                         33,041           -17.44         -17.44          -23.39
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount              -34.50
    Life of Subaccount (from 09/13/95)......                         95,782           139.21          17.89           17.12
    Life of Portfolio (from 09/14/93).......                        155,723           288.98          20.46             N/A
    Five Years..............................                         90,707           126.54          17.77           16.75
    Three Years.............................                         77,338            93.21          24.55           22.03
    One Year................................                         26,219           -34.50         -34.50          -38.95
--------------------------------------------------------------------------------------------------------------------------------

           The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount(5)            -18.55
    Life of Subaccount (from 09/13/95)......                        106,666           166.42          20.31           19.69
    Life of Portfolio (from 09/14/93).......                        153,207           282.69          20.19             N/A
    Five Years..............................                        102,230           155.52          20.64           19.95
    Three Years.............................                         66,745            66.73          18.58           16.83
    One Year................................                         32,600           -18.55         -18.55          -24.41
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                        -5.31
    Life of Subaccount (from 09/13/95)......                         90,732           126.59          16.69           15.98
    Life of Portfolio (from 09/14/93).......                        111,093           177.40          15.01             N/A
    Five Years..............................                         85,123           112.58          16.28           15.48
    Three Years.............................                         61,963            54.77          15.67           13.84
    One Year................................                         37,893            -5.31          -5.31          -12.13
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Subaccount                   5.25
    Life of Subaccount (from 05/01/96)......                         64,041            59.89          10.58            9.49
    Life of Portfolio (from 10/09/86).......                        191,510           378.13          11.62             N/A
    Ten Years...............................                        168,337           320.39          15.44             N/A
    Five Years..............................                         67,354            68.16          10.95             N/A
    Three Years.............................                         47,481            18.57           5.84            3.64
    One Year................................                         42,118             5.25           5.25           -2.00
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                        -13.91
    Life of Subaccount (from 05/01/96)......                         80,075            99.98          16.01           15.10
    Life of Portfolio (from 10/09/86).......                        281,389           602.83          14.68             N/A
    Ten Years...............................                        212,833           431.63          18.18             N/A
    Five Years..............................                         87,396           118.26          16.89             N/A
    Three Years.............................                         63,657            59.01          16.72           14.92
    One Year................................                         34,453           -13.91         -13.91          -20.11
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Subaccount(8)                  -12.47
    Life of Subaccount (from 05/01/96)......                         77,257            92.93          15.12           14.18
    Life of Portfolio (from 08/27/92).......                        127,384           218.08          14.87             N/A
    Five Years..............................                         82,256           105.41          15.48             N/A
    Three Years.............................                         51,805            29.38           8.96            6.89
    One Year................................                         35,030           -12.47         -12.47          -18.78
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Subaccount                     -9.61
    Life of Subaccount (from 05/01/96)......                         76,205            90.30          14.79           13.84
    Life of Portfolio (from 01/03/95).......                        113,627           183.80          19.02             N/A
    Five Years..............................                         81,840           104.37          15.37             N/A
    Three Years.............................                         56,006            39.88          11.84            9.87
    One Year................................                         36,174            -9.61          -9.61          -16.12
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount        -13.55
    Life of Subaccount (from 05/03/99)......                         37,939            -5.23          -3.18           -7.45
    Life of Portfolio (from 10/30/97).......                         52,925            32.17           9.21             N/A
    Three Years.............................                         49,464            23.52           7.30             N/A
    One Year................................                         34,598           -13.55         -13.55          -19.78
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                   14.85
    Life of Subaccount (from 05/03/99)......                         40,256             0.43           0.26           -4.08
    Life of Portfolio (from 05/01/96).......                         62,370            55.71           9.96             N/A
    Three Years.............................                         45,202            12.87           4.12             N/A
    One Year................................                         45,960            14.85          14.85            7.60
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                  -14.25
    Life of Subaccount (from 05/03/99)......                         48,852            22.05          12.75            8.67
    Life of Portfolio (from 12/31/94).......                         84,935           112.06          13.35             N/A
    Five Years..............................                         64,387            60.74           9.96             N/A
    Three Years.............................                         44,515            11.15           3.59             N/A
    One Year................................                         34,320           -14.25         -14.25          -20.42
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Subaccount(5)         -34.23
    Life of Subaccount (from 05/01/98)......                         31,391           -21.64          -7.81          -10.95
    Life of Portfolio (from 12/31/97).......                         37,459            -6.49          -6.49             N/A
    Three Years.............................                         37,459            -6.49          -6.49             N/A
    One Year................................                         26,325           -34.23         -34.23          -38.97
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Subaccount        -13.96
    Life of Subaccount (from 05/03/99)......                         40,997             2.42           1.45           -2.94
    Life of Portfolio (from 10/07/93).......                        119,764           199.08          16.35             N/A
    Five Years..............................                         84,049           109.90          15.98             N/A
    Three Years.............................                         55,562            38.77          11.54             N/A
    One Year................................                         34,432           -13.96         -13.96          -20.16
--------------------------------------------------------------------------------------------------------------------------------

 The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

PERFORMANCE FIGURES--NOTES

N/A      Not Applicable

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract, including the current charge for the optional Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider. The Records Maintenance Charge and applicable premium taxes are not reflected.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract, including the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider, the Guaranteed Retirement Income Benefit rider, and a prorated portion of the Records Maintenance Charge. Applicable premium taxes are not reflected.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2000 through December 31, 2000.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by this Subaccount reflects the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Kemper Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Kemper Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

(8)      Returns are based on historical results for Initial Class Shares.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements:

The financial statements of Kemper Investors Life Insurance Company ("Depositor") and KILICO Variable Annuity Separate Account ("Registrant") are incorporated herein by reference to Pre-Effective No. 1 to this Registration Statement on Form N-4 (File No. 333-54374) filed on or about April 27, 2001.

(b)  Exhibits:

          (3)1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.
          (3)1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.
             2.      Not Applicable.
          (2)3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.
          (1)3.2 Addendum to Kemper Financial Services, Inc. Selling Group Agreement.
          (18)4.1 Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Certificate.
          (18)4.2    Form of Individual Flexible Premium Modified Guaranteed,
                     Fixed and Variable Deferred Annuity Contract.
          (18)4.3    Form of Group Flexible Premium Modified Guaranteed, Fixed
                     and Variable Deferred Annuity Master Policy.
          (18)4.4    Form of Individual Retirement Annuity Supplemental Rider.
          (18)4.5 Form of SIMPLE IRA - Individual Retirement Annuity Supplemental Rider.
          (18)4.6 Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity.
          (18)4.7    Form of 457 Deferred Compensation Rider.
          (18)4.8    Form of Qualified Plan Rider.
          (19)4.9 Form of Endorsement (eliminating purchase payment bonus recapture).
              4.10   Form of Guaranteed Minimum Death Benefit Rider
              4.11   Form of Earnings Based Death Benefit Rider
              4.12   Form of Guaranteed Retirement Income Benefit Rider
          (18)5.1    Form of Group Master Application.
          (18)5.2    Form of Variable Annuity Application.
          (2)6.1 Kemper Investors Life Insurance Company Articles of Incorporation.
          (4)6.2     Kemper Investors Life Insurance Company Bylaws.
             7.      Not Applicable.
          (7)8.1 Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Kemper Variable Series), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.
          (6)8.2(a)  Participation Agreement between KILICO and Scudder
                     Variable Life Investment Fund.
          (6)8.2(b) Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc. (now know as Zurich Scudder Investments, Inc.)
          (6)8.2(c) Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc. (now known as Zurich Scudder Investments, Inc.)
          (5)8.3(a) Fund Participation Agreement by and among The Alger American Fund, KILICO and Fred Alger & Company, Incorporated.
          (5)8.3(b) Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).
          (8)8.4(a) Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.
          (9)8.4(b) Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.
          (8)8.4(c) Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.
          (10)8.4(d) Amendment to Fund Participation Agreement among KILICO,
                     Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.
          (11)8.5(a) Fund Participation Agreement among KILICO, Janus Aspen
                     Series and Janus Capital Corporation.
          (12)8.5(b) Service Agreement between KILICO and Janus Capital
                     Corporation.
          (15)8.6 Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.
          (16)8.7 Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.
          (7)8.8(a) Participation Agreement By and Among KILICO and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.).

         (14)8.8(b) Service Agreement between Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and KILICO.
         (17)8.8(c) Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and KILICO.
         (13)8.9(a) Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.
         (5)8.9(b) November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.
         (5)8.9(c) Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).
         (5)8.9(d) November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).
            9.         Opinion and Consent of Counsel.
         (19)10.       Consents of PricewaterhouseCoopers LLP, Independent
                       Accountants.
          11.          Not Applicable.
          12.          Not Applicable.
          13.          Schedules for Computation of Performance Information.

----------

     (1) Incorporated herein by reference to Exhibits filed with Amendment No. 22 to the Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 2-72671) filed on or about April 27, 1995.

     (2) Incorporated herein by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

     (3) Incorporated herein by reference to Exhibits filed with the Registration Statement on Form N-4 for KILICO (File No. 333-22375) filed on or about February 26, 1997.

     (4) Incorporated herein by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

     (5) Incorporated herein by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

     (6) Incorporated herein by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

     (7) Incorporated herein by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

     (8) Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

     (9) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

     (10) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

     (11) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

     (12) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

     (13) Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

     (14) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

     (15) Incorporated herein by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

     (16) Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

     (17) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

     (18) Incorporated herein by reference to this initial Registration Statement on Form N-4 (File No. 333-54374) filed on or about January 24, 2001.

     (19) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-4 (File No. 333-54374) filed on or about April 27, 2001.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

        The directors and officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

                                                          Office with KILICO
                                          ----------------------------------------------------------
                     Name
            Gale K. Caruso..........      President, Chief Executive Officer and Director
            Martin D. Feinstein.....      Chairman of the Board
            Eliane C. Frye..........      Executive Vice President and Director
            Frederick L. Blackmon...      Executive Vice President, Chief Financial Officer and Director
            Russell M. Bostick......      Executive Vice President and Chief Information Officer
            James C. Harkensee......      Executive Vice President
            Edward K. Loughridge....      Executive Vice President and Corporate Development Officer
            Debra P. Rezabek........      Executive Vice President, General Counsel, Corporate Secretary and Director
            Edward L. Robbins.......      Executive Vice President and Chief Actuary
            Ivor K. H. Tham.........      Executive Vice President
            George Vlaisavljevich...      Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

        Information in response to this item is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.


Item 27. Number of Contract Owners

        As of May 31, 2001, no Contracts have been sold.


Item 28. Indemnification

        To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee or agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

        Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

        The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.

                  Name and Principal             Position and Offices
                   Business Address                with Underwriter
                 -----------------------      ---------------------------
                 Gale K. Caruso.........      Chairman and Director
                 Michael E. Scherrman...      President and Director
                 David S. Jorgensen.....      Vice President and Treasurer
                 Thomas K. Walsh........      Assistant Vice President
                 Debra P. Rezabek.......      Secretary
                 Frank J. Julian........      Assistant Secretary
                 Allen R. Reed..........      Assistant Secretary
                 Eliane C. Frye.........      Director
                 George Vlaisavljevich..      Director

Item 29.(c)

    Not Applicable.

Item 30. Location of Accounts and Records

        Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 or at Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Item 31. Management Services

    Not Applicable.

Item 32. Undertakings and Representations

               a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

               b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

               Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

               KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

               1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

               2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

               3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

               4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC
                   Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 7th day of June, 2001.

                                 KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                 (Registrant)
                                 By: Kemper Investors Life Insurance Company

                                 By:   /s/ GALE K. CARUSO
                                       --------------------------------------
                                       Gale K. Caruso, President and Chief
                                       Executive Officer

                                 KEMPER INVESTORS LIFE INSURANCE COMPANY
                                 (Depositor)

                                 By:   /s/ GALE K. CARUSO
                                       --------------------------------------
                                       Gale K. Caruso, President and Chief
                                       Executive Officer

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 7th day of June, 2001.

Signature                        Title
---------                        -----

/s/ GALE K. CARUSO               President, Chief Executive Officer and Director
------------------
Gale K. Caruso                   (Principal Executive Officer)

/s/ MARTIN D. FEINSTEIN          Chairman of the Board
-----------------------
Martin D. Feinstein

/s/ FREDERICK L. BLACKMON        Executive Vice President, Chief Financial
-------------------------
Frederick L. Blackmon            Officer and Director (Principal Financial
                                 Officer and Principal Accounting Officer)

/s/ ELIANE C. FRYE               Director
------------------
Eliane C. Frye

/s/ DEBRA P. REZABEK             Director
--------------------
Debra P. Rezabek

/s/ GEORGE VLAISAVLJEVICH        Director
-------------------------
George Vlaisavljevich

                                 EXHIBIT INDEX


Exhibit
Number                                Title
------                                -----

4.10           Form of Guaranteed Minimum Death Benefit Rider
4.11           Form of Earnings Based Death Benefit Rider
4.12           Form of Guaranteed Retirement Income Benefit Rider
9.             Opinion and Consent of Counsel
13.            Schedules for Computation of Performance Information